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February 23, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Document Control - EDGAR

RE:        POST-EFFECTIVE AMENDMENT NO. 1 ON FORM N-4
           RIVERSOURCE VARIABLE ANNUITY ACCOUNT
           RIVERSOURCE FLEXCHOICE(SM) SELECT VARIABLE ANNUITY
           FILE NOS. 333-139759 AND 811-7195

Dear Commissioners:

On behalf of RiverSource Variable Annuity Account, RiverSource Life Insurance Company is filing electronically Registrant's Post-Effective Amendment No. 1 ("Amendment No. 1") on Form N-4 pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended ("1933 Act"). This Amendment No. 1 describes an enhanced version of the contract.

Registrant requests selective review in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because the new prospectus and Statement of Additional Information included in this Amendment No. 1 are substantially similar to Registrant's Initial Registration Statement on Form N-4 filed on or about January 3, 2006. Amendment No. 1 has been marked to show all changes. Registrant believes that the only area that may warrant particular attention is the discussion regarding discontinuing the offer of various optional living benefit riders for new sales of the contract.

In this Amendment No. 1, the primary enhancements to the contract include:

     o Discontinuing the offer of all optional living benefit riders for new sales of the C-share version of the contract; and
     o The new optional SecureSource(SM) rider available for the L-share version of the contract;
     o Discontinuing the offer of the three optional Income Assurer Benefit riders for new sales of both the L-share and C-share versions of the contract.

Other non-material changes also are included in this Amendment No. 1. Included in these non-material changes is reorganization of the prospectus. Registrant has moved to appendices disclosure on product features that are no longer available for new contracts.
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Registrant intends this filing to serve as a Template Filing for another variable annuity that will include similar changes. Registrant will submit a request in accordance with Rule 485(b)(1)(vii) under 1933 Act, under separate cover.

If you have any questions regarding this filing, please contact Rod Vessels at
(612) 671-2237 or Kristin Vann at (612) 671-4179.

Sincerely,



/s/ Mary Ellyn Minenko
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    Mary Ellyn Minenko
    Assistant General Counsel

cc:   Mark A. Cowan
      Senior Counsel